Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,071,847)	$ (415,198)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	109,014	13,979
Operating lease expenses	44,104	51,352
Net gains on marketable equity securities	(2,512,725)
Change in fair value of warrant liabilities	11,811,648
Share-based compensation expenses (benefits)	(77,704)	663,202
Gains on settlement of warrant liabilities	(628,406)
(Reversal) provision of expected credit loss, net	20,768	(29,781)
Reversal of provision for compensation and penalty		(1,458,857)
Loss on disposal of property, plant and equipment	1,051
(Increase) Decrease in:
Accounts receivable	973,174	7,506,573
Accounts receivable – related party	354,906	58,479
Contract assets	(266,611)	661,951
Interest receivables included in loan receivables	(67)
Amount due from a related party	939,370
Other current assets	86,389	(1,100)
Increase (Decrease) in:
Accounts payable	(3,567,939)	(7,329,575)
Accounts payable – related party	10,530	(146,134)
Amounts due to related parties	(21,554)	(62,287)
Other payables and accrued liabilities	(333,137)	(161,785)
Settlement agreement		(115,383)
Contract liabilities	250	(1,037)
Lease liabilities	(44,974)	(51,983)
NET CASH USED IN OPERATING ACTIVITIES	(3,173,760)	(817,584)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of marketable equity securities	211,635
Loan granted	(83,076)
Purchase of property, plant and equipment	(165,494)	(1,014,208)
NET CASH USED IN INVESTING ACTIVITIES	(36,935)	(1,014,208)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of borrowings	(565,175)
NET CASH USED IN FINANCING ACTIVITIES	(565,175)
NET DECREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(3,775,870)	(1,831,792)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	11,139,657	10,356,095	$ 10,356,095
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	7,363,787	8,524,303	11,139,657
Cash and cash equivalents at end of period	6,594,524	6,985,841	8,940,871
Restricted cash at end of period	769,263	1,538,462
Total cash and cash equivalents and restricted cash shown in the unaudited interim condensed consolidated statements of cash flows	7,363,787	8,524,303	$ 11,139,657
Supplemental disclosure of cash flow information
Interest received	60,160	20,878
Interest paid	(213,427)
Non-cash investing and financing activities
Cashless exercise for warrant liabilities	$ 34,195,448